TRADE ACCOUNTS RECEIVABLE - Breakdown of balances (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade Accounts Receivables [Line Items]
Current financial assets	R$ 6,560,607	R$ 9,132,860
Factoring of receivables [member]
Trade Accounts Receivables [Line Items]
Current financial assets	6,616,450	6,821,539
Expected credit losses
Trade Accounts Receivables [Line Items]
Current financial assets	(131,548)	(30,300)
Domestic market (Brazil) | Accumulated cost | Third party
Trade Accounts Receivables [Line Items]
Current financial assets	1,918,437	1,989,455
Domestic market (Brazil) | Accumulated cost | Total for all related parties
Trade Accounts Receivables [Line Items]
Current financial assets	68,209	83,343
Foreign market | Accumulated cost | Third party
Trade Accounts Receivables [Line Items]
Current financial assets	4,705,509	7,090,160
Foreign market | Accumulated cost | Total for all related parties
Trade Accounts Receivables [Line Items]
Current financial assets		R$ 202